Borrowings - Debt instrument (Details) € in Millions, R$ in Millions, $ in Millions, ₦ in Billions, XOF in Billions, XAF in Billions, R in Billions	Mar. 31, 2026 USD ($)	Mar. 31, 2026 BRL (R$)	Mar. 31, 2026 XOF	Mar. 31, 2026 EUR (€)	Mar. 31, 2026 ZAR (R)	Mar. 31, 2026 NGN (₦)	Mar. 31, 2026 XAF	Feb. 11, 2026	Dec. 31, 2025 USD ($)
Borrowings
Borrowings	$ 3,241.6								$ 3,234.4
Borrowings	3,136.1								3,137.7
I-Systems Solues de Infraestrutura S.A.
Borrowings
Agreed to sell equity interest								51.00%
Assets and liabilities classified as held for sale
Borrowings
Borrowings	105.5								96.7
IHS Holding limited, Senior Note Maturing 2026
Borrowings
Notional amount	$ 200.0
Interest rate	5.625%	5.625%	5.625%	5.625%	5.625%	5.625%	5.625%
Borrowings	$ 203.4								200.5
IHS Holding limited, Senior Note Maturing 2028
Borrowings
Notional amount	$ 500.0
Interest rate	6.25%	6.25%	6.25%	6.25%	6.25%	6.25%	6.25%
Borrowings	$ 508.1								500.2
IHS Holding limited, Senior Note Maturing 2030
Borrowings
Notional amount	$ 550.0
Interest rate	7.875%	7.875%	7.875%	7.875%	7.875%	7.875%	7.875%
Borrowings	$ 557.7								546.7
IHS Holding limited, Senior Note Maturing 2031
Borrowings
Notional amount	$ 650.0
Interest rate	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%
Borrowings	$ 658.8								645.3
IHS Mauritius NG Holdco Limited, senior notes issued 2019
Borrowings
Notional amount	$ 286.0
Interest rate	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Borrowings	$ 284.6								290.0
I-Systems Solues de Infraestrutura S.A., debentures issued in 2024
Borrowings
Notional amount | R$		R$ 160.0
Borrowings	$ 29.1								26.8
I-Systems Solues de Infraestrutura S.A., debentures issued in 2024 | CDI
Borrowings
Borrowings, adjustment to interest rate basis	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%
IHS Cote d Ivoire S.A., CIV XOF Tranche II
Borrowings
Notional amount | XOF			XOF 6.5
Interest rate	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%
Borrowings	$ 10.9								12.1
IHS Cote d Ivoire S.A., CIV Euro Tranche II
Borrowings
Notional amount | €				€ 50.9
Borrowings	$ 57.2								63.9
IHS Cote d Ivoire S.A., CIV Euro Tranche II | 3M EURIBOR
Borrowings
Borrowings, adjustment to interest rate basis	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
IHS Holding 2025 facility
Borrowings
Notional amount	$ 200.0
Borrowings	$ 198.0								198.2
IHS Holding 2025 facility | 3M SOFR
Borrowings
Borrowings, adjustment to interest rate basis	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%
IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, ZAR Tranche
Borrowings
Notional amount | R					R 3.2
Borrowings	$ 191.6								198.6
IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, ZAR Tranche | 3M JIBAR
Borrowings
Borrowings, adjustment to interest rate basis	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, USD Tranche
Borrowings
Notional amount	$ 255.0
Borrowings	$ 256.7								256.8
IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, USD Tranche | 3M SOFR
Borrowings
Borrowings, adjustment to interest rate basis	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
IHS Towers South Africa Proprietary Limited, maturing 2029
Borrowings
Notional amount | R					R 3.0
Borrowings	$ 171.0								182.4
IHS Towers South Africa Proprietary Limited, maturing 2029 | 3M JIBAR
Borrowings
Borrowings, adjustment to interest rate basis	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%
IHS Zambia Limited, maturing 2027
Borrowings
Notional amount	$ 38.0
Borrowings	$ 38.0								42.9
IHS Zambia Limited, maturing 2027 | CAS + SOFR
Borrowings
Borrowings, adjustment to interest rate basis	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
I-Systems Solues de Infraestrutura S.A., bank term loan issued October 2022
Borrowings
Notional amount | R$		R$ 400.0
Borrowings	$ 76.4								69.9
I-Systems Solues de Infraestrutura S.A., bank term loan issued October 2022 | CDI | Minimum
Borrowings
Borrowings, adjustment to interest rate basis	2.45%	2.45%	2.45%	2.45%	2.45%	2.45%	2.45%
I-Systems Solues de Infraestrutura S.A., bank term loan issued October 2022 | CDI | Maximum
Borrowings
Borrowings, adjustment to interest rate basis	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
IHS Holding 2025 revolving credit facility
Borrowings
Notional amount	$ 300.0
IHS Holding 2025 revolving credit facility | CAS + SOFR
Borrowings
Borrowings, adjustment to interest rate basis	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Nigeria 2026 Revolving Credit Facility
Borrowings
Notional amount | ₦						₦ 100.0
Nigeria 2026 Revolving Credit Facility | MPR
Borrowings
Borrowings, adjustment to interest rate basis	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
IHS Cameroon S.A., borrowings agreement September 2025
Borrowings
Notional amount | XAF							XAF 10.0
Interest rate	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%
IHS Cameroon S.A., borrowings agreement October 2025
Borrowings
Notional amount | XAF							XAF 10.0
IHS Cameroon S.A., borrowings agreement October 2025 | Minimum
Borrowings
Interest rate	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%
IHS Cameroon S.A., borrowings agreement October 2025 | Maximum
Borrowings
Interest rate	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
IHS Nigeria, letters of credit issued February 2022
Borrowings
Notional amount	$ 356.5
Borrowings	$ 0.1								$ 0.1
IHS Nigeria, letters of credit issued February 2022 | Minimum
Borrowings
Interest rate	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%
IHS Nigeria, letters of credit issued February 2022 | Maximum
Borrowings
Interest rate	15.39%	15.39%	15.39%	15.39%	15.39%	15.39%	15.39%